Note 4 - Leases 1 (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Lessee, Operating Lease, Rent Escalations, Percentage			2.50%		2.50%
Operating Lease, Weighted Average Remaining Lease Term (Year)	28 years		28 years		34 months
Operating Lease, Weighted Average Discount Rate, Percent	5.10%		5.10%		5.00%
Operating Lease, Expense	$ 38,053	$ 53,560	$ 118,567	$ 164,281	$ 214,241	$ 129,709
Headquarters Office [Member]
Lessee, Operating Lease, Term of Contract (Month)							49 months
Minimum [Member]
Lessee, Operating Lease, Term of Contract (Month)	37 months		37 months		37 months
Maximum [Member]
Lessee, Operating Lease, Term of Contract (Month)	67 months		67 months		67 months